Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
January 31, 2023
IES-NPRT1-0423
1.9892243.103
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 4.5%
Koninklijke KPN NV	53,985	184,158
Nippon Telegraph & Telephone Corp.	6,800	203,511
Swisscom AG	337	198,073
Telstra Group Ltd.	71,955	206,869
		792,611
Entertainment - 1.0%
Nexon Co. Ltd.	7,400	177,823
Interactive Media & Services - 1.8%
Auto Trader Group PLC (a)	21,307	164,469
Rightmove PLC	21,249	153,505
		317,974
Media - 1.3%
Publicis Groupe SA	3,378	237,510
Wireless Telecommunication Services - 1.2%
KDDI Corp.	6,700	209,122
TOTAL COMMUNICATION SERVICES		1,735,040
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.2%
NGK Spark Plug Co. Ltd.	1,900	36,979
Automobiles - 0.3%
Honda Motor Co. Ltd.	2,500	61,652
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	2,246	53,393
InterContinental Hotel Group PLC	559	38,525
La Francaise des Jeux SAEM (a)	352	15,005
Sodexo SA	173	17,101
		124,024
Household Durables - 1.1%
Sekisui House Ltd.	2,600	49,003
Sony Group Corp.	1,200	106,855
Sumitomo Forestry Co. Ltd.	2,500	46,445
		202,303
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	700	46,593
SHIMANO, Inc.	300	53,035
		99,628
Multiline Retail - 0.5%
Dollarama, Inc.	693	41,325
Wesfarmers Ltd.	1,190	41,633
		82,958
Specialty Retail - 0.7%
Industria de Diseno Textil SA	2,293	71,273
JB Hi-Fi Ltd.	599	20,420
USS Co. Ltd.	2,300	37,689
		129,382
Textiles, Apparel & Luxury Goods - 2.7%
Compagnie Financiere Richemont SA Series A	651	99,483
Hermes International SCA	29	53,999
LVMH Moet Hennessy Louis Vuitton SE	179	155,522
Moncler SpA	918	57,028
Pandora A/S	602	49,743
Swatch Group AG (Bearer)	175	62,819
		478,594
TOTAL CONSUMER DISCRETIONARY		1,215,520
CONSUMER STAPLES - 13.8%
Beverages - 2.1%
Diageo PLC	3,731	161,682
Heineken Holding NV	1,227	100,810
Suntory Beverage & Food Ltd.	3,300	111,146
		373,638
Food & Staples Retailing - 3.4%
Axfood AB	2,804	72,016
Empire Co. Ltd. Class A (non-vtg.)	4,022	115,414
Jeronimo Martins SGPS SA	3,964	85,844
Koninklijke Ahold Delhaize NV	4,191	124,647
Loblaw Companies Ltd.	1,433	128,013
Tesco PLC	27,846	84,297
		610,231
Food Products - 3.6%
Nestle SA (Reg. S)	3,563	432,331
Orkla ASA	10,760	80,170
Toyo Suisan Kaisha Ltd.	3,000	123,880
		636,381
Household Products - 0.6%
Essity AB (B Shares)	3,968	103,352
Personal Products - 1.8%
Beiersdorf AG	896	108,598
Unilever PLC	4,003	202,471
		311,069
Tobacco - 2.3%
British American Tobacco PLC (United Kingdom)	3,965	151,125
Imperial Brands PLC	3,844	96,114
Japan Tobacco, Inc.	8,000	163,328
		410,567
TOTAL CONSUMER STAPLES		2,445,238
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Canadian Natural Resources Ltd.	790	48,353
Crescent Point Energy Corp.	3,439	25,618
Eni SpA	1,330	20,419
Equinor ASA	514	15,608
Galp Energia SGPS SA Class B	800	10,926
Gaztransport et Technigaz SA	56	6,173
INPEX Corp.	3,000	32,758
Repsol SA	991	16,241
Shell PLC (London)	2,615	76,427
TotalEnergies SE	884	54,705
Vermilion Energy, Inc.	1,043	15,946
Whitecap Resources, Inc.	3,459	28,748
		351,922
FINANCIALS - 16.2%
Banks - 8.0%
Banco de Sabadell SA	80,069	104,133
Bank Hapoalim BM (Reg.)	6,162	55,103
Bank Leumi le-Israel BM	6,133	53,832
Bank of Montreal	704	70,645
Bank of Nova Scotia	1,234	66,613
Barclays PLC	42,712	97,720
BOC Hong Kong (Holdings) Ltd.	15,500	54,082
CaixaBank SA	19,845	87,655
Canadian Imperial Bank of Commerce	1,051	47,842
Commonwealth Bank of Australia	1,818	140,993
Israel Discount Bank Ltd. (Class A)	9,476	48,101
Mizrahi Tefahot Bank Ltd.	1,443	47,356
Oversea-Chinese Banking Corp. Ltd.	8,281	81,465
Ringkjoebing Landbobank A/S	467	67,700
Royal Bank of Canada	1,301	132,757
Sumitomo Mitsui Trust Holdings, Inc.	2,000	72,821
The Toronto-Dominion Bank	1,711	118,046
United Overseas Bank Ltd.	3,500	79,435
		1,426,299
Capital Markets - 2.7%
ASX Ltd.	680	33,048
IG Group Holdings PLC	6,326	61,992
Investec PLC	11,532	73,484
Macquarie Group Ltd.	550	72,605
Man Group PLC	21,439	65,641
Singapore Exchange Ltd.	6,900	48,403
UBS Group AG	5,888	124,585
		479,758
Diversified Financial Services - 0.5%
Investor AB (B Shares)	4,623	89,349
Insurance - 5.0%
Admiral Group PLC	2,706	73,290
Allianz SE	594	141,409
Assicurazioni Generali SpA	4,210	81,844
Baloise Holdings AG	344	56,201
Fairfax Financial Holdings Ltd. (sub. vtg.)	50	33,007
Intact Financial Corp.	252	36,455
Japan Post Holdings Co. Ltd.	8,500	74,513
Manulife Financial Corp.	2,440	48,147
Medibank Private Ltd.	15,403	31,910
Sompo Holdings, Inc.	1,500	64,420
Suncorp Group Ltd.	5,037	44,473
Tokio Marine Holdings, Inc.	4,400	91,827
Zurich Insurance Group Ltd.	232	114,188
		891,684
TOTAL FINANCIALS		2,887,090
HEALTH CARE - 15.9%
Biotechnology - 0.9%
CSL Ltd.	740	155,431
Health Care Equipment & Supplies - 1.7%
Alcon, Inc. (Switzerland)	1,089	81,383
Coloplast A/S Series B	639	76,738
EssilorLuxottica SA	246	44,858
Sonova Holding AG	178	44,154
Straumann Holding AG	439	56,837
		303,970
Health Care Providers & Services - 1.2%
Galenica AG (a)	631	49,106
Medipal Holdings Corp.	7,800	103,824
Sonic Healthcare Ltd.	2,605	57,969
		210,899
Pharmaceuticals - 12.1%
Astellas Pharma, Inc.	9,000	132,358
AstraZeneca PLC (United Kingdom)	2,052	267,526
GSK PLC	7,144	125,188
Ipsen SA	682	71,402
Merck KGaA	456	94,615
Novartis AG	2,984	267,821
Novo Nordisk A/S Series B	2,226	306,450
Ono Pharmaceutical Co. Ltd.	4,800	104,216
Orion Oyj (B Shares)	1,389	74,204
Recordati SpA	1,485	64,721
Roche Holding AG (participation certificate)	886	275,082
Sanofi SA	1,798	175,100
Shionogi & Co. Ltd.	2,400	114,108
UCB SA	945	77,364
		2,150,155
TOTAL HEALTH CARE		2,820,455
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.3%
BAE Systems PLC	6,848	72,233
Dassault Aviation SA	436	74,200
Thales SA	559	73,702
		220,135
Air Freight & Logistics - 0.4%
Deutsche Post AG	1,685	72,065
Building Products - 0.3%
Geberit AG (Reg.)	105	59,154
Commercial Services & Supplies - 1.2%
Dai Nippon Printing Co. Ltd.	2,600	61,179
Secom Co. Ltd.	900	53,435
Securitas AB (B Shares)	4,785	43,573
Toppan, Inc.	3,400	54,564
		212,751
Construction & Engineering - 1.2%
Kajima Corp.	5,100	62,512
Obayashi Corp.	7,800	60,339
Stantec, Inc.	659	34,255
Taisei Corp.	1,800	62,009
		219,115
Industrial Conglomerates - 0.5%
Jardine Matheson Holdings Ltd.	1,677	88,915
Machinery - 1.7%
Atlas Copco AB (A Shares)	6,140	72,333
Epiroc AB (A Shares)	2,810	54,457
GEA Group AG	1,132	50,836
Knorr-Bremse AG	682	44,560
Kone OYJ (B Shares)	1,513	82,225
		304,411
Marine - 0.6%
A.P. Moller - Maersk A/S Series B	24	51,908
Kuehne & Nagel International AG	195	46,184
		98,092
Professional Services - 2.0%
Bureau Veritas SA	2,403	68,481
Experian PLC	1,927	70,055
RELX PLC (London Stock Exchange)	2,954	87,353
Teleperformance	223	61,758
Wolters Kluwer NV	686	74,615
		362,262
Road & Rail - 0.9%
Canadian National Railway Co.	671	79,644
Canadian Pacific Railway Ltd.	1,056	83,112
		162,756
Trading Companies & Distributors - 2.0%
Itochu Corp.	2,900	93,281
Mitsubishi Corp.	2,800	93,358
Mitsui & Co. Ltd.	3,600	105,748
Sojitz Corp.	3,400	67,166
		359,553
TOTAL INDUSTRIALS		2,159,209
INFORMATION TECHNOLOGY - 3.7%
IT Services - 1.0%
CGI, Inc. Class A (sub. vtg.) (b)	291	24,870
Edenred SA	617	33,498
Nomura Research Institute Ltd.	1,300	30,989
OBIC Co. Ltd.	200	31,912
TietoEVRY Oyj	997	30,253
TIS, Inc.	1,200	34,419
		185,941
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV (Netherlands)	249	162,959
Tower Semiconductor Ltd. (b)	591	24,800
		187,759
Software - 1.1%
Constellation Software, Inc.	20	35,235
Dassault Systemes SA	928	34,328
NICE Ltd. (b)	147	30,247
Open Text Corp.	520	17,392
Sage Group PLC	3,394	32,457
SimCorp A/S	352	24,512
Trend Micro, Inc.	600	29,482
		203,653
Technology Hardware, Storage & Peripherals - 0.5%
Canon, Inc.	1,900	42,268
FUJIFILM Holdings Corp.	800	42,053
		84,321
TOTAL INFORMATION TECHNOLOGY		661,674
MATERIALS - 4.2%
Chemicals - 1.4%
Ems-Chemie Holding AG	45	33,282
Icl Group Ltd.	3,711	29,212
K+S AG	1,547	36,895
Nissan Chemical Corp.	900	42,216
Novozymes A/S Series B	619	32,071
Tosoh Corp.	3,300	43,012
Yara International ASA	843	37,304
		253,992
Metals & Mining - 2.5%
Anglo American PLC (United Kingdom)	1,578	67,343
BHP Group Ltd.	2,998	104,317
Fortescue Metals Group Ltd.	1,997	31,296
Rio Tinto Ltd.	400	35,695
Rio Tinto PLC	1,066	82,928
SSAB AB (A Shares)	7,283	51,712
Teck Resources Ltd. Class B (sub. vtg.)	1,741	75,102
		448,393
Paper & Forest Products - 0.3%
West Fraser Timber Co. Ltd.	518	44,911
TOTAL MATERIALS		747,296
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Advance Residence Investment Corp.	79	192,876
Canadian Apartment Properties (REIT) unit	5,446	200,804
Safestore Holdings PLC	14,589	180,683
		574,363
Real Estate Management & Development - 3.8%
Daito Trust Construction Co. Ltd.	2,300	226,737
PSP Swiss Property AG	1,990	246,706
Sino Land Ltd.	153,892	199,861
		673,304
TOTAL REAL ESTATE		1,247,667
UTILITIES - 7.8%
Electric Utilities - 3.3%
ELIA GROUP SA/NV	1,337	187,024
Red Electrica Corporacion SA	10,561	186,269
SSE PLC	10,178	215,957
		589,250
Gas Utilities - 3.4%
Enagas SA	10,624	189,976
Osaka Gas Co. Ltd.	13,300	214,260
Snam SpA	40,476	205,464
		609,700
Multi-Utilities - 1.1%
Canadian Utilities Ltd. Class A (non-vtg.)	6,834	189,397
TOTAL UTILITIES		1,388,347
TOTAL COMMON STOCKS (Cost $17,166,872)		17,659,458

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c) (Cost $45,082)	45,073	45,082

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $17,211,954)	17,704,540
NET OTHER ASSETS (LIABILITIES) - 0.4% (d)	69,882
NET ASSETS - 100.0%	17,774,422

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Mar 2023	105,950	8,328	8,328

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,580 or 1.3% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $4,274 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	222,660	177,578	535	-	-	45,082	0.0%
Total	-	222,660	177,578	535	-	-	45,082

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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